Summary of Significant Accounting Policies - Employee Benefits, Income Taxes and Dividends (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Termination of indemnities liability		$ 1,550	$ 1,336
Dividends paid to common stockholders		0	0	$ 0
Dividends paid to preferred stockholders		$ 0	$ 0	$ 3,681
Dividends paid to preferred stockholders, per share		$ 0	$ 0	$ 74.4
Income tax benefit		$ 1,108	$ 3,192	$ (1,265)
Severance and retirement compensation plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Description of defined contribution pension and other postretirement plans		The amount of compensation is based on the number of years of service and the amount of remuneration at the date of dismissal or retirement up to a maximum of two years’ salary. If the employees remain in the employment of the Company until normal retirement age, they are entitled to retirement compensation which is equal to 40% of the compensation amount that would be payable if they were dismissed at that time. The number of employees that will remain with the Company until retirement age is not known.
Defined Benefit Plan, Funded Percentage		40.00%
Argentina
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Effective Income Tax Rate Continuing Operations	30.00%	30.00%	35.00%
Argentina | Tax Reform
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Effective Income Tax Rate Continuing Operations	25.00%	30.00%
Income tax benefit			$ 2,837
US Retirement Savings Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Description of defined contribution pension and other postretirement plans		The Company sponsors a 401(k) retirement savings plan, which is categorized as a defined contribution plan. The plan is available to full time employees who meet the plan’s eligibility requirements. The plan permits employees to make contributions up to 15% of their annual salary with the Company matching up to the first 6%. The Company makes monthly contributions (matching contributions) to the plan based on amounts contributed by employees. Subsequent to making the matching contributions, the Company has no further obligations. The Company may make an additional discretionary contribution annually if such a contribution is authorized by the Board of Directors. The plan is administered by an independent professional firm that specializes in providing such services.
Minimum | Stock-Based Compensation
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting Period		3 years
Maximum | Stock-Based Compensation
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting Period		4 years